DISCONTINUED OPERATIONS (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Liabilities
Total liabilities	¥ 0	$ 0	¥ 22,640
Reclassified To Continuing Operation [Member]
Assets
Accounts receivable			24
Inventories			22,003
Total current assets			22,027
Land use rights, net			5,258
Plant and equipment, net			32,484
Non-current assets			37,742
Total assets			59,769
Liabilities
Due to growers			6,535
Advances from customers			1,866
Total liabilities			¥ 8,401